GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of general and administrative expense [Line Items]
Administrative expenses	$ 95	$ 101
Expense from share-based payment transactions with employees	20	25
Total general and administrative expenses	115	126
Employee costs	$ 73	$ 82